Schedule of Property and Equipment (Details) - USD ($)	Oct. 31, 2022	Jan. 31, 2022	Jan. 31, 2021
Property, Plant and Equipment [Abstract]
Machinery and Equipment	$ 5,311,531	$ 4,934,855	$ 3,787,321
Furniture and Fixtures	281,781	233,615	113,112
Leasehold Improvements	3,473,116	3,346,610	3,120,273
Property and Equipment, Gross	9,066,428	8,515,080	7,020,706
Less: Accumulated Depreciation	5,486,991	4,836,548	4,057,104
Property and Equipment, Net	$ 3,579,437	$ 3,678,532	$ 2,963,602